RELATED PARTY TRANSACTION (Details Narrative) - USD ($)												12 Months Ended
	Apr. 17, 2023	Apr. 13, 2023	Apr. 03, 2023	Mar. 23, 2023	Mar. 08, 2023	Mar. 01, 2023	Oct. 20, 2022	Sep. 29, 2022	May 31, 2022	Dec. 01, 2021	Nov. 19, 2021	Oct. 31, 2023	Oct. 31, 2022
Related Party Transaction [Line Items]
Other Notes Payable, Noncurrent												$ 1,375,000	$ 1,210,000
Accrued Liabilities, Current												41,270	14,725
H N O Green Fuels [Member]
Related Party Transaction [Line Items]
Proceeds from Notes Payable	$ 30,000	$ 20,000	$ 50,000	$ 50,000	$ 50,000	$ 50,000	$ 50,000	$ 50,000	$ 590,000	$ 500,000	$ 20,000
Related Party Transaction, Rate	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Related Party Transaction, Date	Apr. 17, 2024	Apr. 13, 2024	Apr. 03, 2024	Mar. 23, 2024	Mar. 08, 2024	Mar. 01, 2024	Oct. 20, 2023	Sep. 29, 2022	May 31, 2030	Jan. 01, 2023	Dec. 19, 2022
Shares, Issued											20,000,000
Notes Payable, Current											$ 20,000
Repayments of Notes Payable												65,000
[custom:DueToRelatedPartyCurrent-0]												435,000
Interest Payable, Current												19,199
[custom:RepaymentsToRelatedParty-0]												190,000
HNO Hydrogen Generators [Member]
Related Party Transaction [Line Items]
[custom:DueFromToRelatedPartyCurrent-0]												$ 56,392	$ 56,392